Employee Benefit Plans narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,300	$ 2,408
Contribution Amount	31	23
TECO Energy Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,223	2,153
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,300	2,408	$ 2,208
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 49	$ 45	$ 39